IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
iShares®
iShares Trust
Supplement dated March 31, 2022 (the “Supplement”)
to the Summary Prospectus and Prospectus, each dated December 1, 2021, and the Statement of Additional Information (the “SAI”) dated December 1, 2021 (as revised January 3, 2022) for the iShares MSCI USA Multifactor ETF (LRGF) and the iShares MSCI Intl Multifactor ETF (INTF) (each a “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and SAI for each Fund.
The Board of Trustees (the “Board”) has approved the following changes for the Fund, which are expected to be implemented on or around June 1, 2022:

Ticker[1]	Current Fund Name	New Fund Name	Current Underlying Index	New Underlying Index
LRGF	iShares MSCI USA Multifactor ETF	iShares U.S. Equity Factor ETF	MSCI USA Diversified Multiple-Factor Index	STOXX U.S. Equity Factor Index®
INTF	iShares MSCI Intl Multifactor ETF	iShares International Equity Factor ETF	MSCI World ex USA Diversified[1] Multiple-Factor Index	STOXX International Equity Factor Index®
Change to the Funds’ “Principal Investment Strategies”
The first three paragraphs of the section of the Summary Prospectus and Prospectus for LRGF entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the STOXX U.S. Equity Factor Index (the “Underlying Index”), which is a rules-based equity index provided by STOXX Ltd. (the “Index Provider” or “STOXX”). The Underlying Index is composed of large- and mid‑capitalization equity securities from the STOXX USA 900 index (the “Parent Index”) that are selected and weighted using an optimization process designed to maximize exposure to five target factors: momentum, quality, value, low volatility and size. The Underlying Index also seeks to mitigate exposure to

[1]	For the purposes of this Supplement, each Fund will be referred to hereafter by its ticker symbol.

unintended systematic exposures, limit turnover and maintain a level of risk similar to that of the Parent Index. The Parent Index measures the performance of the largest 900 companies of the U.S. equity market, as defined by the Index Provider.
The momentum score is calculated from the following signals: price momentum, earnings momentum and earnings announcement drift (i.e., the difference between a stock’s performance on and immediately following an earnings announcement date).
The quality score is calculated from the following signals: gross profitability, share dilution, accruals, changes in net operating assets, carbon emissions intensity and greenhouse gas (“GHG”) reduction targets. Carbon emissions intensity is based on the issuer’s Scope 1 and Scope 2 GHG emissions (i.e., direct emissions from sources that an issuer owns or controls and indirect emissions from the issuer’s purchase of energy) relative to peers in its Industry Classification Benchmark (“ICB”) Supersector. The GHG target signal is based on how concrete and ambitious an issuer’s GHG reduction targets are, as assessed by Institutional Shareholder Services based on data from the Science-Based Targets initiative.
The value score is calculated from the following signals: current book value‑to‑price ratio, dividend yield (i.e., 12‑month trailing dividend divided by total market capitalization), earnings yield (i.e., 12‑month net income divided by total market capitalization), cash flow yield (i.e., 12‑month cash flow divided by total market capitalization) and time series normalized cash flow yield over the previous 36 months. The low volatility score is based on prior 12‑month volatility, as calculated by the Index Provider. The size score seeks to measure an issuer’s market capitalization relative to other companies in the Parent Index.
The Underlying Index is reviewed and rebalanced quarterly.
As of March 23, 2022, the Underlying Index consisted of approximately 313 constituents, and a significant portion of the Underlying Index was represented by securities of companies in the consumer discretionary and technology industries or sectors. The components of the Underlying Index are likely to change over time.
The first three paragraphs of the section of the Summary Prospectus and Prospectus for INTF entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the STOXX International Equity Factor Index (the “Underlying Index”), which is a rules-based equity index provided by STOXX Ltd. (the “Index Provider”

or “STOXX”). The Underlying Index is composed of large- and mid‑capitalization equity securities from the STOXX Global 1800 ex USA index (the “Parent Index”) that are selected and weighted using an optimization process designed to maximize exposure to five target factors: momentum, quality, value, low volatility and size. The Underlying Index also seeks to mitigate exposure to unintended systematic exposures, limit turnover and maintain a level of risk similar to that of the Parent Index. The Parent Index measures the performance of the largest companies of the developed equity market excluding the U.S., as defined by the Index Provider.
The momentum score is calculated from the following signals: price momentum, earnings momentum and earnings announcement drift (i.e., the difference between a stock’s performance on and immediately following an earnings announcement date).
The quality score is calculated from the following signals: gross profitability, share dilution, accruals, changes in net operating assets, carbon emissions intensity and greenhouse gas (“GHG”) reduction targets. Carbon emissions intensity is based on the issuer’s Scope 1 and Scope 2 GHG emissions (i.e., direct emissions from sources that an issuer owns or controls and indirect emissions from the issuer’s purchase of energy) relative to peers in its Industry Classification Benchmark (“ICB”) Supersector. The GHG target signal is based on how concrete and ambitious an issuer’s GHG reduction targets are, as assessed by Institutional Shareholder Services based on data from the Science-Based Targets initiative.
The value score is calculated from the following signals: current book value‑to‑price ratio, dividend yield (i.e., 12‑month trailing dividend divided by total market capitalization), earnings yield (i.e., 12‑month net income divided by total market capitalization), cash flow yield (i.e., 12‑month cash flow divided by total market capitalization) and time series normalized cash flow yield over the previous 36 months. The low volatility score is based on prior 12‑month volatility, as calculated by the Index Provider. The size score seeks to measure an issuer’s market capitalization relative to other companies in the Parent Index.
The Underlying Index is reviewed and rebalanced quarterly.
As of March 23, 2022, the Underlying Index consisted of approximately 476 constituents from companies from the following countries or regions: Austria, Australia, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Poland, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

As of March 23, 2022, a significant portion of the Underlying Index was represented by securities of companies in the financials and industrials industries or sectors. The components of the Underlying Index are likely to change over time.
Changes to the Funds’ Principal Risks
The sections entitled “Low Size Securities Risk” and “Momentum Securities Risk” on page S‑6, the section entitled “Quality Stocks Risk” on pages S‑6 and S‑7, and the section entitled “Value Securities Risk” on page S‑7 of the Summary Prospectus and the Prospectus for LRGF are deleted in their entirety.
The sections entitled “Low Size Securities Risk” and “Momentum Securities Risk” on page S‑6, the section entitled “Quality Stocks Risk” on page S‑7, and the section entitled “Value Securities Risk” on page S‑9 of the Summary Prospectus and the Prospectus for INTF are deleted in their entirety.
The following disclosures are added to the section entitled “Summary of Principal Risks” in the Summary Prospectus and the Prospectus for each Fund:
ESG Risk. To the extent that the Underlying Index uses criteria related to the ESG characteristics of issuers, this may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds whose underlying index does not use ESG criteria. The Underlying Index’s use of ESG criteria may result in the Fund investing in securities or market sectors that underperform the market as a whole or underperform other funds that use ESG criteria. The issuers of securities selected for the Underlying Index may not be the same issuers selected by other index providers that use ESG criteria. In addition, issuers selected by the Index Provider may not later display positive or favorable ESG characteristics.
Style Factors Risk. Each of the five equity style factors (i.e., momentum, quality, value, low volatility and size) that determine the weight of each component security in the Underlying Index has characteristics that may cause the Fund to underperform the Parent Index or the market as a whole.
Momentum Factor Risk. Stocks that previously exhibited relatively high momentum characteristics may not experience positive momentum or may experience more volatility than the market as a whole.

Quality Factor Risk. Stocks included in the Underlying Index are deemed by the Index Provider to be quality stocks based on a number of attributes, but there is no guarantee that the past performance of these stocks will continue. Many attributes of an issuer can affect a stock’s quality and performance, and their impact on the stock or its price can be difficult to predict.
Value Factor Risk. Securities issued by companies that may be perceived as undervalued, particularly securities of a company that appear to trade at a significant discount to the company’s intrinsic value, may fail to appreciate for long periods of time and may never realize their full potential value. Value securities have generally performed better than non‑value securities during periods of economic recovery, although there is no assurance that they will continue to do so. Value securities may go in and out of favor over time.
Low Volatility Factor Risk. Securities in the Fund’s portfolio may be subject to price volatility, and the prices may not be any less volatile than the market as a whole, and could be more volatile.
Low Size Factor Risk. Companies with relatively lower market capitalization within a broader index or market capitalization range (“low size companies”) may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid, than companies with relatively higher market capitalization.
The section entitled “Low Size Securities Risk” on page 7, the section entitled “Momentum Securities Risk” on page 9, the section entitled “Quality Stocks Risk” on page 10, and the section entitled “Value Securities Risk” on page 11 of the Prospectus for LRGF are deleted in their entirety.
The section entitled “Low Size Securities Risk” on page 9, the section entitled “Momentum Securities Risk” on page 11, the section entitled “Quality Stocks Risk” on page 13, and the section entitled “Value Securities Risk” on page 16 of the Prospectus for INTF are deleted in their entirety.
The following disclosures are added to the section entitled “A Further Discussion of Principal Risks” in the Prospectus for each Fund:
ESG Risk. To the extent that the Underlying Index uses criteria related to the ESG characteristics of issuers, this may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds whose underlying index does not use ESG criteria. The Underlying Index’s use of ESG criteria may result in the Fund investing in securities or market sectors that underperform the market as a whole or underperform other funds that use ESG criteria. The issuers of securities selected for the Underlying Index may not be the same issuers selected by other index providers that use ESG criteria. In addition, issuers selected by the Index Provider may not later display positive or favorable ESG characteristics.
Style Factors Risk. Each of the five equity style factors (i.e., momentum, quality, value, low volatility and size) that determine the weight of each component security in the Underlying Index has characteristics that may cause the Fund to underperform the Parent Index or the market as a whole.
Momentum Factor Risk. Stocks that previously exhibited relatively high momentum characteristics may not experience positive momentum in the future or may experience more volatility than the market as a whole. The Index Provider may be unsuccessful in creating an index that emphasizes an allocation to momentum securities. In addition, there may be periods when the momentum style of investing is out of favor and the investment performance of the Fund may suffer.
Quality Factor Risk. The Fund invests in stocks that are deemed by the Index Provider to be of high quality based on a number of attributes, but there is no guarantee that the past performance of these stocks or their issuers will continue. The Index Provider may be unsuccessful in creating an index that emphasizes an allocation to quality stocks. The measures of a stock’s quality as identified by the Index Provider can be adversely affected by market, regulatory, political, environmental and other developments. The price of a stock also may be affected by attributes other than those considered by the Index Provider. The degree to which these attributes may affect a stock’s performance can be difficult to predict.
Value Factor Risk. Value securities are those issued by companies that may be perceived as undervalued. Value securities, particularly securities of a company that appear to trade at a significant discount to the company’s intrinsic value, may fail to appreciate for long periods of time and may never realize their full potential value. The Index Provider may be unsuccessful in creating an index that emphasizes an allocation to undervalued securities. Value securities have generally performed better than non‑value securities during periods of economic recovery, although there is no assurance that they will continue to do so. Value securities may go in and out of favor over time.

Low Volatility Factor Risk. The value of the securities in the Fund’s portfolio may fluctuate, sometimes rapidly and unpredictably, including due to factors affecting markets generally or particular industries. Securities in the Fund’s portfolio may be subject to price volatility, and the prices may not be any less volatile than the market as a whole, and could be more volatile. Events or financial circumstances affecting individual securities or sectors may increase the volatility of the Fund.
Low Size Factor Risk. The stocks of low size companies may be more volatile than those of larger companies, and therefore the Fund’s share price may be more volatile than those of funds that invest a larger percentage of their assets in stocks issued by relatively larger companies. Stock prices of low size companies are more vulnerable to adverse business and economic developments. Securities of low size companies may be thinly traded, making it difficult for the Fund to buy and sell them. In addition, low size companies may be less financially stable than relatively larger, more established companies and may depend on a small number of essential personnel, making these companies more vulnerable to experiencing adverse effects due to the loss of personnel. Low size companies also may have less diverse product lines than those of larger companies and are more susceptible to adverse developments concerning their products.
Changes to the Funds’ “Index Provider”
The section of the Prospectus for each Fund entitled “Index Provider” is deleted in its entirety and replaced with the following:
STOXX Ltd.® is a global provider of over 6,000 strictly rules-based and transparent indices. Best known for the leading European equity indices EURO STOXX 50®, STOXX Europe 50® and STOXX Europe 600®, STOXX Ltd. maintains and calculates the STOXX Global Index® family, which consists of total market, broad and blue-chip indices for the Americas, Europe, Asia, and Pacific, the sub‑regions Latin America and BRIC (Brazil, Russia, India and China), and global markets. The STOXX indices are licensed to over 400 companies globally as benchmarks for exchange-traded funds, futures, options, structured products and passively managed investment funds.
In addition, STOXX Ltd. is the marketing agent for the indices of Deutsche Boerse Group, including the DAX Index.
STOXX Ltd. is part of Deutsche Boerse Group.®

The first two paragraphs of the section of the Prospectus for each Fund entitled “Disclaimers” is deleted in its entirety and replaced with the following:
The Index Provider, Deutsche Börse Group and their licensors, research partners or data providers have no relationship to the Fund or BFA, other than the licensing of the Underlying Index and the related trademarks for use in connection with the Fund.
The Index Provider, Deutsche Börse Group and their licensors, research partners or data providers do not:

•	sponsor, endorse, sell or promote the Fund.

•	recommend that any person invest in the Fund or any other securities.

•	have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund.

•	have any responsibility or liability for the administration, management or marketing of the Fund.

•	consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Underlying Index or have any obligation to do so.
The Index Provider, Deutsche Börse Group and their licensors, research partners or data providers give no warranty, and exclude any liability (whether in negligence or otherwise), in connection with the Fund or its performance.
The Index Provider does not assume any contractual relationship with the purchasers of the Fund, BFA or any other third parties.
Specifically,

•	the Index Provider, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, express or implied, and exclude any liability about:

○	The results to be obtained by the Fund, the owner(s) of the Fund or any other person in connection with the use of the Underlying Index and the data included in the Underlying Index;

○	The accuracy, timeliness, and completeness of the Underlying Index and its data;

○	The merchantability and the fitness for a particular purpose or use of the Underlying Index and its data;

○	The performance of the Fund generally.

•
the Index Provider, Deutsche Börse Group and their licensors, research partners or data providers give no warranty and exclude any liability, for any errors, omissions or interruptions in the Underlying Index or its data;

•
Under no circumstances will the Index Provider, Deutsche Börse Group or their licensors, research partners or data providers be liable (whether in negligence or otherwise) for any lost profits or indirect, punitive, special or consequential damages or losses, arising as a result of such errors, omissions or interruptions in the Underlying Index or its data or generally in relation to the Fund, even in circumstances where the Index Provider, Deutsche Börse Group or their licensors, research partners or data providers are aware that such loss or damage may occur.

The licensing agreement between the Fund and the Index Provider is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.
Changes to the Funds’ “Construction and Maintenance of the Underlying Indexes”
The section of the SAI for LRGF entitled “MSCI USA Diversified Multiple-Factor Index” is deleted in its entirety.
The section of the SAI for INTF entitled “MSCI World ex USA Diversified Multiple-Factor Index” is deleted in its entirety.
The following is added to the SAI for each Fund:
The STOXX Indexes
Each of the STOXX indexes is a subset of the STOXX Global Total Market index (the “Global TMI”), which represents 95 percent of the free float market capitalization worldwide, with a variable number of components. The STOXX global equity universe includes all common stocks and equities with similar characteristics from financial markets that provide real-time and historical component and currency pricing. The Global TMI is the fraction of the STOXX investable universe listed on eligible stock exchanges. The STOXX Country Total Market indexes form the basis for all regional STOXX Total Market indexes (each, a “Regional TMI”). Each STOXX Country Total Market index aims to represent a broad market and covers at least 95 percent of the free float market capitalization of the respective country’s investable universe. Each of the STOXX indexes is derived from its respective Regional TMI(s).

STOXX U.S. Equity Factor Index
Number of Components: approximately 313
Index Description. The STOXX U.S. Equity Factor Index (the “Underlying Index”) is a rules-based equity index provided by STOXX Ltd. (the “Index Provider” or “STOXX”). The Underlying Index is a subset of the STOXX USA 900 index (the “Parent Index”), which is a free float market capitalization-weighted index that measures the performance of the largest 900 companies of the U.S. equity market, as defined by STOXX. Free float market capitalization is calculated by multiplying the total market capitalization of a security by a free float factor, as determined by the Index Provider, to reflect the market capitalization of the number of shares available in the market (rather than that of the total number of shares outstanding). The Underlying Index is composed of large- and mid‑capitalization equity securities from the Parent Index that are selected and weighted using an optimization process designed to maximize exposure to five target factors: momentum, quality, value, low volatility and size. The Underlying Index also seeks to mitigate exposure to unintended systematic exposures, limit turnover and maintain a level of risk similar to that of the Parent Index.
Index Methodology. The momentum score is calculated from the following signals: price momentum, earnings momentum and earnings announcement drift (i.e., the difference between a stock’s performance on and immediately following an earnings announcement date).
The quality score is calculated from the following signals: gross profitability, share dilution, accruals, changes in net operating assets, carbon emissions intensity and greenhouse gas (“GHG”) reduction targets. Carbon emissions intensity is based on the issuer’s Scope 1 and Scope 2 GHG emissions (i.e., direct emissions from sources that an issuer owns or controls and indirect emissions from the issuer’s purchase of energy) relative to peers in its Industry Classification Benchmark (“ICB”) Supersector. The GHG target signal is based on how concrete and ambitious an issuer’s GHG reduction targets are, as assessed by Institutional Shareholder Services based on data from the Science-Based Targets initiative.
The value score is calculated from the following signals: current book value‑to‑price ratio, dividend yield (i.e., 12‑month trailing dividend divided by total market capitalization), earnings yield (i.e., 12‑month net income divided by total market capitalization), cash flow yield (i.e., 12‑month cash flow divided by total market capitalization) and time series normalized cash flow yield over the previous 36 months. The low volatility score is based on prior 12‑month volatility, as calculated by the Index Provider. The size score seeks to measure an issuer’s market capitalization relative to other companies in the Parent Index.
The Index Provider derives a composite score based on a combination of the five factors at the following weights: momentum, 27%; quality, 36%; value, 27%; low volatility, 5%; and size, 5%. The composite score is an input to the optimization process through which the Index Provider selects securities from the Parent Index and assigns weights.
The optimization process seeks to maximize the overall exposure to the five factors while applying certain constraints, which include the following:

•	A constituent’s minimum weight is the greater of 0% and its weight in the Parent Index minus 2%.

•	A constituent’s maximum weight is the lesser of its weight in the Parent Index plus 2% and 20 times its Parent Index weight.

•	The maximum weight for a single issuer is 10% of the Underlying Index.

•	The sum of issuer weights that are individually greater than 4.5% must be less than 22.5% of the Underlying Index.

•	The maximum exposure to each ICB Industry (Level 1) (as defined by the Index Provider) must be within 2% of the exposure in the Parent Index.

•	The exposure to a particular country must be within 5% of the exposure in the Parent Index.

•	The maximum one‑way turnover at each quarterly rebalance is 5%.

•	The maximum ex ante tracking error relative to the Parent Index is 1%.

•	Constraints are also applied for the minimum and maximum exposures to the five factors relative to the Parent Index.
The Underlying Index is reviewed and rebalanced each March, June, September and December.
STOXX International Equity Factor Index
Number of Components: approximately 476
Index Description. The STOXX International Equity Factor Index (the “Underlying Index”) is a rules-based equity index provided by STOXX Ltd. (the “Index Provider” or “STOXX”). The Underlying Index is a subset of the STOXX Global 1800 ex‑USA (the “Parent Index”). The Parent Index is a subset of the STOXX Global 1800, which is a fixed component index that measures the performance of the largest developed market stocks and is an aggregation of these indices: STOXX North America 600, STOXX Asia/Pacific 600 and STOXX Europe 600. The Parent Index is a free float market capitalization-weighted index that measures the performance of the largest companies of the developed equity market excluding the U.S., as defined by STOXX. Free float market capitalization is calculated by multiplying the total market capitalization of a security by a free float factor, as determined by the Index Provider, to reflect the market capitalization of the number of shares available in the market (rather than that of the total number of shares outstanding).
The Underlying Index is composed of large- and mid‑capitalization equity securities from the Parent Index that are selected and weighted using an optimization process designed to maximize exposure to five target factors: momentum, quality, value, low volatility and size. The Underlying Index also seeks to mitigate exposure to unintended systematic exposures, limit turnover and maintain a level of risk similar to that of the Parent Index.
Index Methodology. The momentum score is calculated from the following signals: price momentum, earnings momentum and earnings announcement drift (i.e., the difference between a stock’s performance on and immediately following an earnings announcement date).
The quality score is calculated from the following signals: gross profitability, share dilution, accruals, changes in net operating assets, carbon emissions intensity and greenhouse gas (“GHG”) reduction targets. Carbon emissions intensity is based on the issuer’s Scope 1 and Scope 2 GHG emissions (i.e., direct emissions from sources that an issuer owns or controls and indirect emissions from the issuer’s purchase of energy) relative to peers in its Industry Classification Benchmark (“ICB”) Supersector. The GHG targets signal is based on how concrete and ambitious an issuer’s GHG reduction targets are, as assessed by Institutional Shareholder Services based on data from the Science-Based Targets initiative.
The value score is calculated from the following signals: current book value‑to‑price ratio, dividend yield (i.e., 12‑month trailing dividend divided by total market capitalization), earnings yield (i.e., 12‑month net income divided by total market capitalization), cash flow yield (i.e., 12‑month cash flow divided by total market capitalization) and time series normalized cash flow yield over the previous 36 months. The low volatility score is based on prior 12‑month volatility, as calculated by the

Index Provider. The size score seeks to measure an issuer’s market capitalization relative to other companies in the Parent Index.
The Index Provider derives a composite score based on a combination of the five factors at the following weights: momentum, 27%; quality, 36%; value, 27%; low volatility, 5%; and size, 5%. The composite score is an input to the optimization process through which the Index Provider selects securities from the Parent Index and assigns weights.
The optimization process seeks to maximize the overall exposure to the five factors while applying certain constraints, which include the following:

•	A constituent’s minimum weight is the greater of 0% and its weight in the Parent Index minus 2%.

•	A constituent’s maximum weight is the lesser of its weight in the Parent Index plus 2% and 20 times its Parent Index weight.

•	The maximum weight for a single issuer is 10% of the Underlying Index.

•	The sum of issuer weights that are individually greater than 4.5% must be less than 22.5% of the Underlying Index.

•	The maximum exposure to each ICB Industry (Level 1) (as defined by the Index Provider) must be within 2% of the exposure in the Parent Index.

•	The exposure to a particular country must be within 5% of the exposure in the Parent Index.

•	The maximum one‑way turnover at each quarterly rebalance is 5%.

•	The maximum ex ante tracking error relative to the Parent Index is 1%.

•	Constraints are also applied for the minimum and maximum exposures to the five factors relative to the Parent Index.
The Underlying Index is reviewed and rebalanced each March, June, September and December.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.
IS‑A‑SUPP‑LRGF+INTF‑0322

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